RELATED PARTY TRANSACTIONS - Services Provided by Related Parties (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
RELATED PARTY TRANSACTIONS
Selling and marketing	$ 1,564,353	$ 1,113,896